Annual Total Returns (Bar Chart) - Heritage Trust (Heritage Trust, Series NAV, Heritage Trust)	12 Months Ended
May 01, 2011
Heritage Trust | Series NAV, Heritage Trust
Bar Chart Table:
2006	8.69%
2007	38.44%
2008	(48.88%)
2009	21.64%
2010	27.39%